EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The authorized share capital of the Company as of December 31, 2024 and June 30, 2025 was $600,000,000 divided into 600,000,000 shares of $1.00 nominal value each, of which 222,622,889 shares of $1.00 nominal value each were in issue and fully paid as of these dates.

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share and the amount of cash dividends paid per share are as follows for the six months ended June 30, 2025 and June 30, 2024:

(in thousands of $)	2025	2024
Profit for the period	110,830	368,393

(in thousands)
Weighted average number of basic and diluted shares	222,623	222,623

Cash dividends paid per share	$0.38	$0.99